Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2016
Registrant Name	Pacer Funds Trust
Central Index Key	0001616668
Amendment Flag	false
Document Creation Date	Aug. 23, 2016
Document Effective Date	Aug. 31, 2016
Prospectus Date	Aug. 31, 2016
Pacer Trendpilot™ 750 ETF | Pacer Trendpilot 750 ETF
Prospectus:
Trading Symbol	PTLC
Pacer Trendpilot™ 450 ETF | Pacer Trendpilot 450 ETF
Prospectus:
Trading Symbol	PTMC
Pacer Trendpilot™ 100 ETF | Pacer Trendpilot 100 ETF
Prospectus:
Trading Symbol	PTNQ
Pacer Trendpilot™ European Index ETF | Pacer Trendpilot European Index ETF
Prospectus:
Trading Symbol	PTEU
Pacer Autopilot Hedged European Index ETF | Pacer Autopilot Hedged European Index ETF
Prospectus:
Trading Symbol	PAEU
Pacer Global High Dividend ETF | Pacer Global High Dividend ETF
Prospectus:
Trading Symbol	PGHD
Pacer US Export Leaders ETF | Pacer US Export Leaders ETF
Prospectus:
Trading Symbol	PEXL
Pacer International Export Leaders ETF | Pacer International Export Leaders ETF
Prospectus:
Trading Symbol	PIEL